Recapitalization and Initial Public Offering	9 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Recapitalization and Initial Public Offering

2. Recapitalization and Initial Public Offering

Recapitalization

On February 5, 2014, immediately prior to the closing of the Company’s initial public offering of Class A Common Stock, par value $0.01 per share (“Class A Common Stock”) a new single class of LLC Units of the LLC was allocated among the pre-IPO (as defined below) owners of the LLC in exchange for their prior membership interests of the LLC pursuant to the distribution provisions of the former limited liability company agreement of the LLC based upon the liquidation value of the LLC, assuming it was liquidated at the time of the Company’s initial public offering with a value implied by the initial public offering price of the shares of Class A Common Stock sold in the initial public offering. Immediately prior to the closing of the initial public offering, 17,071,424 LLC Units were issued and outstanding. In addition, 34 shares of Class B Common Stock were issued, one to each existing LLC Unit holder. Further, on February 4, 2014, two holders of membership interests in the LLC merged with and into two newly formed subsidiaries of Malibu Boats, Inc. As a result of these mergers, the sole stockholders of each of the two merging entities received shares of Class A Common Stock in exchange for shares of capital stock of the merging entities. Also, the Company redeemed for nominal consideration the initial 100 shares of Class A Common Stock issued to the Company’s initial stockholder in connection with its formation. The foregoing transactions are referred to as the “Recapitalization.”

Initial Public Offering

On February 5, 2014, Malibu completed its initial public offering of 8,214,285 shares of Class A Common Stock at a price to the public of $14.00 per share, raising net proceeds of $99,512 to the Company after underwriting discounts and commissions but before expenses (the “IPO”). Of the shares of Class A Common Stock sold to the public, 7,642,996 shares were issued and sold by the Company and 571,289 shares were sold by selling stockholders. This included 899,252 shares issued and sold by the Company and 172,175 shares sold by selling stockholders pursuant to the over-allotment option granted to the underwriters, which was exercised prior to the completion of the IPO.

The Company used $69,750 of the net proceeds from the IPO to purchase LLC Units from the LLC and caused the LLC to use these proceeds (i) to pay down all of the amounts owed under the LLC’s credit facilities and term loans in an amount equal to $63,410, (ii) to pay Malibu Boats Investor, LLC, an affiliate of the LLC, a fee of $3,750 upon the consummation of the IPO in connection with the termination of the LLC’s management agreement, and (iii) for general corporate purposes in the remaining amount of approximately $2,700. The Company used all of the remaining net proceeds from the IPO, or $29,762, to purchase LLC Units from the existing owners of the LLC at a purchase price equal to the initial public offering price per share of Class A Common Stock in the IPO, after deducting underwriting discounts and commissions.

First Amended and Restated Limited Liability Company Agreement

In connection with the Recapitalization and the IPO, the Company became the sole managing member of the LLC and, through the LLC, operates the business of the LLC. Accordingly, although the Company acquired a 49.3% economic interest in the LLC immediately following the closing of the IPO, the Company has 100% of the voting power and controls the management of the LLC. Holders of LLC Units generally do not have voting rights under the first amended and restated limited liability company agreement of the LLC, as amended (the “LLC Agreement”).

Pursuant to the LLC Agreement, the Company has the right to determine when distributions will be made to holders of LLC Units and the amount of any such distributions. If the Company authorizes a distribution, such distribution will be made to the members of the LLC (including the Company) pro rata in accordance with the percentages of their respective LLC Units.

Voting Agreement

In connection with the Recapitalization, the Company entered into a voting agreement (the “Voting Agreement”) with certain affiliates. Under the Voting Agreement, Black Canyon Management LLC is entitled to nominate to the Company’s board of directors a number of designees equal to (i) 20% of the total number of directors comprising the Company’s board of directors for so long as Black Canyon Management LLC and its affiliates and Jack Springer, Wayne Wilson and Ritchie Anderson, together, beneficially own 15% or more of the voting power of the shares of Class A Common Stock and Class B Common Stock, par value $0.01 per share (“Class B Common Stock”) entitled to vote generally in the election of directors, voting together as a single class, and (ii) 10% of the total number of directors comprising the Company’s board of directors for so long as Black Canyon Management LLC and its affiliates and Messrs. Springer, Wilson and Anderson, together, beneficially own more than 5% but less than 15% of the voting power of the shares of Class A Common Stock and Class B Common Stock entitled to vote generally in the election of directors, voting together as a single class. For purposes of calculating the number of directors that Black Canyon Management LLC is entitled to nominate pursuant to this formula, any fractional amounts would be rounded up to the nearest whole number and the calculation would be made on a pro forma basis, taking into account any increase in the size of the board of directors (e.g., one and one-third (1 1/3) directors equates to two directors). In addition, Black Canyon Management LLC has the right to remove and replace its director-designees at any time and for any reason and to nominate any individual(s) to fill any such vacancies. Messrs. Springer, Wilson and Anderson are required to vote any of their LLC Units in favor of the director or directors nominated by Black Canyon Management LLC.

Exchange Agreement

In connection with the Recapitalization, the Company entered into an exchange agreement (the “Exchange Agreement”) with the existing owners of the LLC, several of whom are directors and/or officers of the Company. Under the Exchange Agreement, each existing owner of the LLC (and certain permitted transferees thereof) may generally exchange its LLC Units for shares of Class A Common Stock of the Company on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications, or at the Company’s option, other than in the event of a change in control, for a cash payment equal to the market value of the Class A Common Stock. Notwithstanding the foregoing, within the 180-day period following the closing of the IPO, a holder of LLC Units may only exchange those LLC Units for Class A Common Stock if such holder executed a lock-up agreement. Further, an existing owner of the LLC does not have the right to exchange LLC Units if the Company determines that such exchange would be prohibited by law or regulation or would violate other agreements with the Company to which the existing owner may be subject.

Registration Rights Agreement

In connection with the Recapitalization, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with Black Canyon Management LLC and certain affiliates of Black Canyon Capital LLC pursuant to which Black Canyon Management LLC may request registration or inclusion of shares of Class A Common Stock held by affiliates of Black Canyon Capital LLC in any registration of Class A Common Stock in compliance with the Securities Act of 1933, as amended. In addition, the Registration Rights Agreement provides that, as soon as practicable following the one-year anniversary of the closing of the IPO, the Company is required to use all reasonable efforts to cause a resale shelf registration statement to become effective and remain effective until the eighth anniversary of the closing of the IPO. The Registration Rights Agreement will remain in effect until (i) there are no more securities registrable under the Registration Rights Agreement outstanding or (ii) termination of the Registration Rights Agreement by both (a) Black Canyon Management LLC and (b) affiliates of Black Canyon Capital LLC owning two-thirds of the outstanding LLC Units. In addition, the LLC Agreement permits members that own securities that the Company proposes or is required to register with the SEC, pursuant to the Registration Rights Agreement or otherwise, the right to include their securities in such registration, subject to the limitations set forth in the LLC Agreement.

Tax Receivable Agreement

In connection with the Recapitalization, the Company entered into a tax receivable agreement (the “Tax Receivable Agreement”) with the existing owners of the LLC that provides for the payment from time to time by the Company to the existing owners of 85% of the amount of the benefits, if any, that the Company has deemed to realize as a result of (i) increases in tax basis resulting from the purchase or exchange of LLC Units and (ii) certain other tax benefits related to the Company entering into the Tax Receivable Agreement. These payment obligations are obligations of the Company and not of the LLC. For purposes of the Tax Receivable Agreement, the benefit deemed realized by the Company will be computed by comparing the actual income tax liability of the Company (calculated with certain assumptions) to the amount of such taxes that the Company would have been required to pay had there been no increase to the tax basis of the assets of the LLC as a result of the purchases or exchanges, and had the Company not entered into the Tax Receivable Agreement.

The Tax Receivable Agreement further provides that, upon certain mergers, asset sales or other forms of business combinations or other changes of control, the Company (or its successor) would owe to the existing owners of the LLC a lump-sum payment equal to the present value of all forecasted future payments that would have otherwise been made under the Tax Receivable Agreement that would be based on certain assumptions, including a deemed exchange of LLC Units and that the Company would have sufficient taxable income to fully utilize the deductions arising from the increased tax basis and other tax benefits related to entering into the Tax Receivable Agreement. The Company also is entitled to terminate the Tax Receivable Agreement, which, if terminated, would obligate the Company to make early termination payments to the existing owners of the LLC. In addition, an existing owner may elect to unilaterally terminate the Tax Receivable Agreement with respect to such existing owner, which would obligate the Company to pay to such existing owner certain payments for tax benefits received through the taxable year of the election.

Effects of the Recapitalization and IPO

As a result of the Recapitalization and the IPO, immediately after the IPO:

•	Investors in the IPO collectively owned 8,214,285 shares of Class A Common Stock;

•	The two selling stockholders in the IPO, who were former holders of LLC Units, continued to collectively own 2,840,545 shares of Class A Common Stock;

•	The Company owned 11,054,830 LLC Units, representing 49.3% of the economic interest in the LLC;

•	Existing owners of the LLC collectively owned 11,373,737 LLC Units, representing 50.7% of the economic interest in the LLC;

•	Investors in the IPO collectively had 36.6% of the voting power in the Company;

•	The two selling stockholders in the IPO who were former holders of LLC Units, continued to collectively have 12.7% of the voting power in the Company; and

•	Existing owners of the LLC, through their holdings of the Company’s Class B Common Stock, collectively had 50.7% of the voting power in the Company, but not an economic interest in the Company.

The Company accounted for the Recapitalization as a non-substantive transaction in a manner similar to a transaction between entities under common control pursuant to ASC 805, Business Combinations. Accordingly, after the Recapitalization, the assets and liabilities of the Company are reflected at their carryover basis.

Capitalization of Offering Costs

Capitalized offering costs are costs directly attributable to the IPO. Prior to the IPO, we had capitalized approximately $1,550 of offering costs as prepaid assets. Upon closing of the IPO on February 5, 2014, these costs were netted against the proceeds of the IPO and, as such, were reclassified into additional paid in capital.